UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

Deutsche Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2015 (Unaudited)

Deutsche Select Alternative Allocation Fund
	Shares	Value ($)

Mutual Funds 91.1%
Deutsche Diversified Market Neutral Fund "Institutional"* (a)	5,929,445	51,111,814
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	4,319,206	57,877,355
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	7,470,188	73,880,161
Deutsche Floating Rate Fund "Institutional" (a)	6,286,436	58,149,529
Deutsche Global Inflation Fund "Institutional" (a)	4,160,989	41,485,059
Deutsche Global Infrastructure Fund "Institutional" (a)	5,484,141	80,507,191
Deutsche Global Real Estate Securities Fund "Institutional" (a)	2,629,062	23,871,887
Deutsche Real Estate Securities Fund "Institutional" (a)	1,313,999	30,090,579
Deutsche Real Estate Securities Income Fund "Institutional" (a)	231,389	2,302,325
Deutsche Strategic Equity Long/Short Fund "Institutional" (a)	606,512	6,028,728

Total Mutual Funds (Cost $402,301,071)		425,304,628
Exchange-Traded Fund 9.5%
SPDR Barclays Convertible Securities Fund (Cost $37,045,352)	894,486	44,017,656
Cash Equivalents 0.3%
Central Cash Management Fund, 0.09% (a) (b) (Cost $1,480,004)	1,480,004	1,480,004

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $440,826,427) †	100.9	470,802,288
Other Assets and Liabilities, Net	(0.9)	(4,098,973)

Net Assets	100.0	466,703,315

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $443,628,528.  At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $27,173,760.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $44,519,461 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,345,701.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended May 31, 2015 is as Follows:

Affiliate	Value ($) at 8/31/2014	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 5/31/2015
Deutsche Diversified Market Neutral Fund	70,029,177	521,000	19,476,000	(2,009,978)	—	—	51,111,814
Deutsche Enhanced Commodity Strategy Fund	64,075,196	17,526,432	15,703,000	(3,773,262)	1,893,432	—	57,877,355
Deutsche Enhanced Emerging Markets Fixed Income Fund	78,424,418	15,205,897	12,394,000	(898,876)	2,599,897	—	73,880,161
Deutsche Floating Rate Fund	83,350,059	2,207,369	26,048,000	(388,843)	2,207,369	—	58,149,529
Deutsche Global Inflation Fund	40,067,868	9,374,003	6,988,000	(111,514)	408,003	—	41,485,059
Deutsche Global Infrastructure Fund	113,237,751	5,115,035	31,226,000	4,857,898	802,837	4,312,198	80,507,191
Deutsche Global Real Estate Securities Fund	17,552,252	15,121,651	8,263,000	1,633,106	542,651	—	23,871,887
Deutsche Real Estate Securities Fund	19,333,996	21,869,535	10,795,000	(11,788)	332,686	1,427,849	30,090,579
Deutsche Real Estate Securities Income Fund	—	2,719,354	231,000	328,514	81,172	140,182	2,302,325
Deutsche Strategic Equity Long/Short Fund	—	6,598,125	636,000	5,535	15,923	10,202	6,028,728
Central Cash Management Fund	851,939	125,200,884	124,572,819	—	3,700	—	1,480,004
Total	486,922,656	221,459,285	256,332,819	(369,208)	8,887,670	5,890,431	426,784,632

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$425,304,628	$—	$—	$425,304,628
Exchange-Traded Funds	44,017,656	—	—	44,017,656
Short-Term Investments	1,480,004	—	—	1,480,004
Total	$470,802,288	$—	$—	$470,802,288

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Select Alternative Allocation Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2015